                                                                     RULE 497(e)
                                                               FILE NOS. 2-80886
                                                                   AND 811-03626


                                CITIZENS FUNDS(R)
                          Citizens Core Growth Fund(R)
                        Citizens Emerging Growth Fund(R)
                     Citizens Small Cap Core Growth Fund(R)
                             Citizens Value Fund(SM)
                           Citizens Balanced Fund(SM)
                         Citizens Global Equity Fund(R)
                      Citizens International Growth Fund(R)
                             Citizens Income Fund(R)
                       Citizens Ultra Short Bond Fund(SM)
                          Citizens Money Market Fund(R)


                 SUPPLEMENT TO PROSPECTUS DATED NOVEMBER 1, 2002


Shares of the Citizens Balanced Fund and Citizens Ultra Short Bond Fund referenced herein are not currently being offered.



November 1, 2002

                                                                     RULE 497(e)
                                                               FILE NOS. 2-80886
                                                                   AND 811-03626

                                CITIZENS FUNDS(R)
                          Citizens Core Growth Fund(R)
                        Citizens Emerging Growth Fund(R)
                     Citizens Small Cap Core Growth Fund(R)
                             Citizens Value Fund(SM)
                           Citizens Balanced Fund(SM)
                         Citizens Global Equity Fund(R)
                      Citizens International Growth Fund(R)
                             Citizens Income Fund(R)
                       Citizens Ultra Short Bond Fund(SM)
                          Citizens Money Market Fund(R)


                SUPPLEMENT TO STATEMENT OF ADDITIONAL INFORMATION
                             DATED NOVEMBER 1, 2002


Shares of the Citizens Balanced Fund and Citizens Ultra Short Bond Fund referenced herein are not currently being offered.



November 1, 2002